John Hancock
Strategic Income Opportunities Fund
Quarterly portfolio holdings 11/30/2023

Fund’s investments
As of 11-30-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 13.9%					$445,985,055
(Cost $493,741,372)
U.S. Government 10.3%					328,827,499
U.S. Treasury
Bond	2.000	02-15-50		31,340,000	18,943,561
Bond	2.375	02-15-42		22,080,000	15,726,825
Bond	2.750	11-15-42		10,200,000	7,676,695
Bond	3.000	02-15-49		53,435,000	40,249,496
Bond	3.000	08-15-52		11,120,000	8,389,519
Bond	3.625	02-15-53		28,510,000	24,325,935
Note	0.500	02-28-26		2,050,000	1,871,986
Note	1.500	01-31-27		33,115,000	30,278,235
Note	1.875	02-15-32		21,383,000	17,740,373
Note	2.625	05-31-27		7,675,000	7,232,189
Note	2.750	08-15-32		39,510,000	34,890,725
Note	2.875	05-15-32		91,260,000	81,656,302
Note	3.500	02-15-33		33,750,000	31,540,430
Note	5.000	08-31-25		8,280,000	8,305,228
U.S. Government Agency 3.6%					117,157,556
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	08-01-52		6,697,076	6,282,774
30 Yr Pass Thru	5.000	08-01-52		7,748,087	7,537,507
30 Yr Pass Thru	5.000	10-01-52		7,566,394	7,348,929
30 Yr Pass Thru	5.000	11-01-52		4,215,988	4,084,409
30 Yr Pass Thru	5.000	11-01-52		9,306,956	9,048,191
30 Yr Pass Thru	5.500	11-01-52		6,750,328	6,696,820
30 Yr Pass Thru	5.500	09-01-53		31,209,929	31,060,068
Federal National Mortgage Association
30 Yr Pass Thru	4.500	09-01-52		12,833,056	12,103,328
30 Yr Pass Thru	5.000	11-01-52		7,542,019	7,322,898
30 Yr Pass Thru	5.500	10-01-52		5,515,694	5,482,315
30 Yr Pass Thru	5.500	11-01-52		9,518,403	9,407,259

30 Yr Pass Thru	5.500	12-01-52		10,869,215	10,783,058
Foreign government obligations 23.8%					$762,798,261
(Cost $813,992,757)
Australia 1.9%					61,336,245
Commonwealth of Australia	1.000	12-21-30	AUD	8,280,000	4,363,567
Commonwealth of Australia	2.750	11-21-28	AUD	7,670,000	4,751,222
New South Wales Treasury Corp.	1.250	03-20-25	AUD	8,185,000	5,195,087
New South Wales Treasury Corp.	1.500	02-20-32	AUD	23,030,000	11,644,344
New South Wales Treasury Corp.	2.000	03-08-33	AUD	8,030,000	4,129,698
Queensland Treasury Corp. (A)	1.750	07-20-34	AUD	8,920,000	4,298,509
Queensland Treasury Corp. (A)	2.750	08-20-27	AUD	7,840,000	4,896,740
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	9,320,000	6,131,944
South Australian Government Financing Authority	4.750	05-24-38	AUD	7,480,000	4,533,000
Treasury Corp. of Victoria	2.250	11-20-34	AUD	7,320,000	3,636,027
Western Australian Treasury Corp.	1.500	10-22-30	AUD	14,430,000	7,756,107
Austria 0.6%					18,062,835
Republic of Austria (A)	0.500	02-20-29	EUR	7,075,000	6,846,463
Republic of Austria (A)	2.900	02-20-33	EUR	10,335,000	11,216,372
Brazil 0.9%					30,102,522
Federative Republic of Brazil	10.000	01-01-25	BRL	127,785,000	26,889,357
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Brazil (continued)
Federative Republic of Brazil	10.000	01-01-27	BRL	15,285,000	$3,213,165
Canada 2.5%					80,170,047
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	6,685,000	4,278,508
Government of Canada	0.500	12-01-30	CAD	8,500,000	5,081,709
Government of Canada	1.250	03-01-25	CAD	22,455,000	15,909,052
Government of Canada	1.500	09-01-24	CAD	2,863,000	2,060,908
Government of Canada	2.750	06-01-33	CAD	13,490,000	9,286,970
Province of Alberta	0.625	04-18-25	EUR	3,045,000	3,187,021
Province of British Columbia	4.200	07-06-33		6,870,000	6,544,646
Province of Ontario	1.350	12-02-30	CAD	21,370,000	13,137,759
Province of Ontario	3.450	06-02-45	CAD	8,990,000	5,755,005
Province of Quebec	0.200	04-07-25	EUR	3,150,000	3,280,379
Province of Quebec	1.500	12-15-23	GBP	3,535,000	4,457,403
Province of Quebec	4.500	09-08-33		7,382,000	7,190,687
China 0.2%					5,009,619
People’s Republic of China	2.690	08-12-26	CNY	35,520,000	5,009,619
Colombia 0.2%					7,570,777
Republic of Colombia	3.250	04-22-32		4,655,000	3,501,488
Republic of Colombia	4.500	03-15-29		2,450,000	2,194,496
Republic of Colombia	5.625	02-26-44		2,450,000	1,874,793
Finland 0.4%					14,230,322
Kuntarahoitus OYJ (3 month NIBOR + 1.250%) (B)	6.000	01-10-25	NOK	42,000,000	3,928,377
Republic of Finland (A)	3.000	09-15-33	EUR	9,485,000	10,301,945
Germany 0.4%					13,310,348
Federal Republic of Germany	3.250	07-04-42	EUR	4,600,000	5,387,784
Federal Republic of Germany, Zero Coupon	0.000	02-15-31	EUR	5,020,000	4,630,949
Federal Republic of Germany, Zero Coupon	0.000	05-15-35	EUR	4,035,000	3,291,615
Greece 0.2%					4,744,390
Republic of Greece (A)	2.000	04-22-27	EUR	4,495,000	4,744,390
India 1.1%					35,812,307
Export-Import Bank of India (A)	3.875	02-01-28		6,380,000	6,007,551
Republic of India	5.220	06-15-25	INR	617,370,000	7,189,108
Republic of India	6.100	07-12-31	INR	358,560,000	3,993,122
Republic of India	6.450	10-07-29	INR	373,000,000	4,294,259
Republic of India	7.060	04-10-28	INR	421,080,000	5,009,192
Republic of India	7.260	02-06-33	INR	272,460,000	3,250,226
Republic of India	7.270	04-08-26	INR	156,200,000	1,868,995
Republic of India	7.380	06-20-27	INR	350,120,000	4,199,854
Indonesia 3.4%					110,205,915
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		8,310,000	8,084,323
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	2,215,689
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	6,437,897
Republic of Indonesia (C)	3.050	03-12-51		5,655,000	3,859,214
Republic of Indonesia	3.850	10-15-30		4,480,000	4,154,520
Republic of Indonesia	5.125	04-15-27	IDR	61,400,000,000	3,787,781
Republic of Indonesia	6.375	08-15-28	IDR	258,309,000,000	16,461,409
Republic of Indonesia	6.375	04-15-32	IDR	179,739,000,000	11,307,697
Republic of Indonesia	6.500	06-15-25	IDR	332,562,000,000	21,368,172
Republic of Indonesia	6.625	05-15-33	IDR	84,156,000,000	5,375,871
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,164,051
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	$4,312,500
Republic of Indonesia	8.125	05-15-24	IDR	30,464,000,000	1,977,285
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	5,486,187
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	7,991,005
Republic of Indonesia	9.000	03-15-29	IDR	45,615,000,000	3,222,314
Ireland 0.1%					2,761,078
Republic of Ireland	1.100	05-15-29	EUR	2,760,000	2,761,078
Italy 0.2%					6,936,589
Republic of Italy	1.250	02-17-26		7,595,000	6,936,589
Japan 0.7%					21,548,661
Government of Japan	0.005	03-20-27	JPY	742,050,000	4,986,712
Government of Japan	0.400	09-20-25	JPY	2,438,650,000	16,561,949
Malaysia 1.5%					47,047,186
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	5,353,782
Government of Malaysia	3.828	07-05-34	MYR	22,120,000	4,672,731
Government of Malaysia	3.844	04-15-33	MYR	43,936,000	9,347,164
Government of Malaysia	3.882	03-14-25	MYR	25,640,000	5,537,147
Government of Malaysia	3.899	11-16-27	MYR	32,667,000	7,057,933
Government of Malaysia	3.900	11-30-26	MYR	18,960,000	4,101,993
Government of Malaysia	3.906	07-15-26	MYR	20,310,000	4,402,294
Government of Malaysia	4.498	04-15-30	MYR	29,585,000	6,574,142
Mexico 1.5%					46,740,761
Government of Mexico	5.000	03-06-25	MXN	169,487,000	9,181,875
Government of Mexico	7.500	05-26-33	MXN	380,870,000	19,453,678
Government of Mexico	7.750	05-29-31	MXN	342,680,000	18,105,208
Netherlands 0.3%					8,613,701
BNG Bank NV	3.300	07-17-28	AUD	13,955,000	8,613,701
New Zealand 2.0%					65,137,865
Government of New Zealand	0.500	05-15-24	NZD	20,185,000	12,153,853
Government of New Zealand	0.500	05-15-26	NZD	15,625,000	8,643,398
Government of New Zealand	2.750	04-15-25	NZD	7,320,000	4,361,472
Government of New Zealand	3.500	04-14-33	NZD	29,515,000	16,286,555
Government of New Zealand	4.250	05-15-34	NZD	9,150,000	5,285,211
New Zealand Local Government Funding Agency	2.250	05-15-31	NZD	1,880,000	932,299
New Zealand Local Government Funding Agency	3.000	05-15-35	NZD	10,470,000	5,000,981
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	14,785,000	7,755,548
New Zealand Local Government Funding Agency	4.700	08-01-28	AUD	7,215,000	4,718,548
Norway 1.2%					39,388,593
Kingdom of Norway (A)	1.250	09-17-31	NOK	97,985,000	7,651,088
Kingdom of Norway (A)	1.750	03-13-25	NOK	127,825,000	11,471,673
Kingdom of Norway (A)	1.750	02-17-27	NOK	12,930,000	1,123,491
Kingdom of Norway (A)	2.125	05-18-32	NOK	110,590,000	9,159,368
Kommunalbanken AS	4.250	07-16-25	AUD	10,774,000	7,060,457
Kommunalbanken AS	5.250	07-15-24	AUD	4,410,000	2,922,516
Philippines 1.7%					54,495,504
Republic of the Philippines	0.875	05-17-27	EUR	13,490,000	13,197,277
Republic of the Philippines	2.625	08-12-25	PHP	773,315,000	13,235,127
Republic of the Philippines	3.625	09-09-25	PHP	302,480,000	5,228,910
Republic of the Philippines	6.125	08-22-28	PHP	403,305,000	7,262,705
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Philippines (continued)
Republic of the Philippines	6.250	01-14-36	PHP	235,000,000	$3,950,088
Republic of the Philippines	6.750	09-15-32	PHP	445,280,000	8,308,511
Republic of the Philippines	8.000	09-30-35	PHP	160,300,000	3,312,886
Qatar 0.2%					5,479,110
State of Qatar (A)	4.817	03-14-49		6,160,000	5,479,110
Singapore 0.3%					9,330,091
Republic of Singapore	3.375	09-01-33	SGD	12,070,000	9,330,091
South Korea 1.8%					58,683,458
Republic of Korea	1.375	12-10-29	KRW	5,133,700,000	3,487,894
Republic of Korea	2.125	06-10-27	KRW	12,446,800,000	9,164,686
Republic of Korea	2.375	03-10-27	KRW	37,002,340,000	27,559,779
Republic of Korea	3.125	09-10-27	KRW	6,167,200,000	4,692,108
Republic of Korea	3.250	06-10-33	KRW	10,498,000,000	7,811,528
Republic of Korea	4.250	12-10-32	KRW	7,413,230,000	5,967,463
United Arab Emirates 0.1%					3,323,672
Government of Abu Dhabi (A)	3.875	04-16-50		4,315,000	3,323,672
United Kingdom 0.4%					12,756,665
Government of United Kingdom	0.250	01-31-25	GBP	3,650,000	4,375,792

Government of United Kingdom	4.250	12-07-27	GBP	6,610,000	8,380,873
Corporate bonds 45.4%					$1,451,150,786
(Cost $1,614,123,154)
Communication services 4.1%					132,553,463
Diversified telecommunication services 0.2%
Cellnex Telecom SA	1.875	06-26-29	EUR	5,400,000	5,197,167
Entertainment 0.4%
WMG Acquisition Corp. (A)(C)	3.000	02-15-31		15,595,000	12,888,956
Interactive media and services 0.1%
Match Group Holdings II LLC (A)(C)	4.125	08-01-30		3,640,000	3,167,492
Media 2.2%
Charter Communications Operating LLC	2.800	04-01-31		2,350,000	1,911,213
Charter Communications Operating LLC	5.125	07-01-49		13,290,000	10,311,025
Charter Communications Operating LLC	5.750	04-01-48		5,420,000	4,572,212
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32		5,840,000	4,823,852
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		8,000,000	6,715,486
News Corp. (A)	3.875	05-15-29		14,435,000	12,769,724
Sirius XM Radio, Inc. (A)	4.125	07-01-30		12,225,000	10,314,844
Virgin Media Finance PLC (A)	5.000	07-15-30		6,520,000	5,444,382
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		5,145,000	4,415,130
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		11,030,000	10,379,825
Wireless telecommunication services 1.2%
Sprint LLC	7.625	02-15-25		3,670,000	3,726,287
T-Mobile USA, Inc.	2.625	02-15-29		4,405,000	3,877,875
T-Mobile USA, Inc.	2.875	02-15-31		4,070,000	3,448,631
T-Mobile USA, Inc.	3.375	04-15-29		3,800,000	3,443,893
T-Mobile USA, Inc.	3.500	04-15-31		7,575,000	6,671,611
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	7,750,000	7,216,557
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		13,395,000	11,257,301
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 5.6%					$179,279,314
Automobiles 1.1%
Ford Motor Company	3.250	02-12-32		6,715,000	5,356,017
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	3,354,000	4,154,820
Ford Motor Credit Company LLC	2.900	02-16-28		2,895,000	2,527,944
Ford Motor Credit Company LLC	3.625	06-17-31		8,133,000	6,755,901
Ford Motor Credit Company LLC	4.000	11-13-30		2,575,000	2,213,564
Ford Motor Credit Company LLC	4.125	08-17-27		1,665,000	1,538,661
Ford Motor Credit Company LLC	4.542	08-01-26		2,695,000	2,563,501
Ford Motor Credit Company LLC	4.950	05-28-27		11,500,000	10,970,438
Diversified consumer services 0.4%
Duke University	3.299	10-01-46		7,549,000	5,516,915
Massachusetts Institute of Technology	2.989	07-01-50		4,505,000	3,091,794
President and Fellows of Harvard College	2.517	10-15-50		6,515,000	4,054,125
Hotels, restaurants and leisure 4.1%
Carnival Corp. (A)	5.750	03-01-27		9,705,000	9,225,330
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		4,920,000	4,132,032
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		7,450,000	7,011,987
Hyatt Hotels Corp.	5.750	04-23-30		9,696,000	9,764,171
MGM Resorts International	4.750	10-15-28		1,060,000	980,558
New Red Finance, Inc. (A)	3.500	02-15-29		15,357,000	13,676,497
New Red Finance, Inc. (A)	3.875	01-15-28		8,103,000	7,458,273
New Red Finance, Inc. (A)	4.000	10-15-30		19,265,000	16,608,019
Premier Entertainment Sub LLC (A)	5.625	09-01-29		2,115,000	1,530,668
Premier Entertainment Sub LLC (A)(C)	5.875	09-01-31		4,430,000	3,150,162
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28		11,045,000	10,551,495
Royal Caribbean Cruises, Ltd. (A)	11.625	08-15-27		1,716,000	1,861,086
Travel + Leisure Company (A)	4.500	12-01-29		7,482,000	6,443,124
Travel + Leisure Company (A)	6.625	07-31-26		3,226,000	3,224,597
Yum! Brands, Inc.	3.625	03-15-31		17,705,000	15,206,869
Yum! Brands, Inc.	4.625	01-31-32		7,170,000	6,447,410
Yum! Brands, Inc. (A)	4.750	01-15-30		14,270,000	13,263,356
Consumer staples 2.6%					81,738,821
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		8,250,000	6,380,426
Food products 2.3%
Darling Ingredients, Inc. (A)	6.000	06-15-30		12,720,000	12,280,974
JBS USA LUX SA	3.625	01-15-32		9,845,000	8,056,213
JBS USA LUX SA	5.750	04-01-33		4,530,000	4,277,808
Kraft Heinz Foods Company	4.375	06-01-46		14,825,000	12,102,638
Kraft Heinz Foods Company	6.875	01-26-39		3,945,000	4,316,680
Kraft Heinz Foods Company (A)	7.125	08-01-39		4,290,000	4,749,525
MARB BondCo PLC (A)	3.950	01-29-31		9,526,000	7,354,739
NBM US Holdings, Inc. (A)(C)	7.000	05-14-26		2,229,000	2,210,610
Post Holdings, Inc. (A)	4.500	09-15-31		3,240,000	2,820,824
Post Holdings, Inc. (A)	5.500	12-15-29		3,230,000	3,036,303
Post Holdings, Inc. (A)	5.625	01-15-28		11,850,000	11,529,924
Personal care products 0.1%
Natura & Company Luxembourg Holdings Sarl (A)(C)	6.000	04-19-29		996,000	933,530
Natura Cosmeticos SA (A)(C)	4.125	05-03-28		1,894,000	1,688,627
Energy 7.4%					236,445,398
Oil, gas and consumable fuels 7.4%
Aker BP ASA (A)	3.750	01-15-30		7,365,000	6,547,228
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cenovus Energy, Inc.	3.500	02-07-28	CAD	5,175,000	$3,592,810
Cenovus Energy, Inc.	5.250	06-15-37		779,000	707,929
Cenovus Energy, Inc.	5.400	06-15-47		4,878,000	4,358,266
Cenovus Energy, Inc.	6.750	11-15-39		18,593,000	19,256,633
Cheniere Energy Partners LP	4.000	03-01-31		17,070,000	15,057,582
Civitas Resources, Inc. (A)	8.750	07-01-31		8,305,000	8,595,418
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		2,170,000	2,189,685
Continental Resources, Inc. (A)	2.875	04-01-32		16,454,000	12,888,362
Continental Resources, Inc. (A)	5.750	01-15-31		12,481,000	12,112,936
Ecopetrol SA	4.625	11-02-31		4,570,000	3,664,003
Ecopetrol SA	5.375	06-26-26		2,445,000	2,362,113
Ecopetrol SA	5.875	05-28-45		2,485,000	1,770,446
Ecopetrol SA	6.875	04-29-30		4,970,000	4,734,738
Enbridge, Inc.	3.125	11-15-29		10,080,000	8,950,861
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		7,595,000	7,619,122
EQT Corp. (A)	3.625	05-15-31		15,945,000	13,822,402
EQT Corp.	3.900	10-01-27		2,613,000	2,462,969
Kinder Morgan, Inc.	5.300	12-01-34		2,405,000	2,273,544
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		7,740,278	5,902,968
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		9,635,000	9,524,198
Occidental Petroleum Corp.	3.200	08-15-26		1,560,000	1,458,912
Occidental Petroleum Corp.	3.400	04-15-26		2,417,000	2,281,575
Occidental Petroleum Corp.	6.125	01-01-31		7,895,000	7,972,687
Occidental Petroleum Corp.	6.625	09-01-30		11,200,000	11,586,848
Occidental Petroleum Corp.	7.500	05-01-31		3,470,000	3,777,841
Ovintiv, Inc.	6.500	08-15-34		8,760,000	8,906,223
Ovintiv, Inc.	6.500	02-01-38		5,700,000	5,600,929
Pertamina Persero PT (A)	3.100	01-21-30		2,700,000	2,365,395
Pertamina Persero PT (A)	3.650	07-30-29		3,440,000	3,158,668
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26		5,350,000	5,204,756
QatarEnergy (A)	2.250	07-12-31		7,975,000	6,526,182
QatarEnergy (A)	3.300	07-12-51		3,105,000	2,069,389
Southwestern Energy Company	5.700	01-23-25		166,000	165,573
The Williams Companies, Inc.	3.500	11-15-30		865,000	768,032
TransCanada PipeLines, Ltd. (C)	4.100	04-15-30		12,590,000	11,596,899
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		875,000	772,246
Var Energi ASA (A)	7.500	01-15-28		5,380,000	5,551,192
Western Midstream Operating LP	4.050	02-01-30		9,145,000	8,287,838
Financials 7.5%					240,074,755
Banks 4.6%
Asian Development Bank	3.000	10-14-26	AUD	5,880,000	3,717,731
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	11,950,000	8,556,938
European Investment Bank	0.250	01-20-32	EUR	10,275,000	9,011,096
Inter-American Development Bank	2.700	01-29-26	AUD	5,932,000	3,764,428
Inter-American Development Bank	2.750	10-30-25	AUD	5,140,000	3,279,524
Inter-American Development Bank	4.600	03-01-29	CAD	5,725,000	4,339,431
International Bank for Reconstruction & Development	1.200	08-08-34	EUR	16,895,000	15,203,970
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	35,210,000	3,059,900
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	5,665,000	3,890,750
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	6,785,000	4,839,978
International Bank for Reconstruction & Development	4.250	09-18-30	CAD	4,540,000	3,385,921
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
International Bank for Reconstruction & Development	5.000	06-22-26	NZD	16,470,000	$10,097,053
International Development Association	1.750	02-17-27	NOK	27,410,000	2,364,058
International Finance Corp.	0.375	09-10-25	NZD	12,980,000	7,323,417
KfW	2.875	02-17-27	NOK	20,980,000	1,881,349
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (B)	5.070	06-19-24	NOK	33,000,000	3,051,050
Nordic Investment Bank	1.875	04-10-24	NOK	46,090,000	4,216,820
Nordic Investment Bank	3.000	08-23-27	NOK	48,680,000	4,372,865
Nordic Investment Bank	4.000	11-04-26	NOK	25,000,000	2,312,724
Popular, Inc.	7.250	03-13-28		7,230,000	7,237,230
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	6,420,000	3,426,854
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	6,140,000	7,041,733
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		8,635,000	8,677,001
The Toronto-Dominion Bank	2.667	09-09-25	CAD	11,389,000	8,043,180
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		9,915,000	9,969,806
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		6,821,000	5,185,393
Capital markets 1.0%
MSCI, Inc. (A)	3.250	08-15-33		2,070,000	1,654,140
MSCI, Inc. (A)	3.625	09-01-30		15,070,000	13,112,619
MSCI, Inc. (A)	3.625	11-01-31		8,740,000	7,440,167
MSCI, Inc. (A)	3.875	02-15-31		6,045,000	5,275,280
The Goldman Sachs Group, Inc.	0.250	01-26-28	EUR	845,000	796,194
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	3,788,000	3,822,172
Financial services 1.2%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	6,237,724
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	8,625,000	8,960,608
European Financial Stability Facility, Zero Coupon	0.000	10-15-25	EUR	4,440,000	4,564,917
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	4,563,246
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	8,945,000	8,995,212
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	3,481,358
Insurance 0.7%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	16,647,209
Chubb INA Holdings, Inc.	0.300	12-15-24	EUR	5,990,000	6,273,709
Health care 3.5%					112,094,885
Health care equipment and supplies 0.4%
DH Europe Finance II Sarl	0.450	03-18-28	EUR	12,445,000	11,942,297
Health care providers and services 2.7%
Centene Corp.	2.500	03-01-31		9,265,000	7,394,860
Centene Corp.	3.000	10-15-30		13,295,000	11,093,215
Centene Corp.	3.375	02-15-30		14,660,000	12,678,230
Centene Corp.	4.625	12-15-29		2,625,000	2,437,925
HCA, Inc.	3.500	09-01-30		30,421,000	26,746,366
HCA, Inc.	4.125	06-15-29		13,160,000	12,206,064
HCA, Inc.	5.500	06-01-33		6,565,000	6,455,078
Rede D’or Finance Sarl (A)	4.500	01-22-30		4,134,000	3,575,216
Rede D’or Finance Sarl (A)	4.950	01-17-28		4,356,000	4,027,567
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	6,338,861
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	3,297,000	3,424,115
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	$3,775,091
Industrials 4.8%					152,630,555
Aerospace and defense 1.5%
Airbus SE	1.625	06-09-30	EUR	2,740,000	2,665,521
DAE Funding LLC (A)	3.375	03-20-28		6,635,000	5,971,872
The Boeing Company	5.150	05-01-30		21,185,000	20,989,557
The Boeing Company	5.805	05-01-50		5,860,000	5,715,332
TransDigm, Inc. (A)	7.125	12-01-31		14,014,000	14,254,200
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	2,491,849
Construction and engineering 0.3%
AECOM	5.125	03-15-27		11,427,000	11,109,476
Ground transportation 0.4%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		7,580,000	6,588,153
Uber Technologies, Inc. (A)	8.000	11-01-26		4,715,000	4,792,670
Passenger airlines 1.7%
American Airlines, Inc. (A)	5.500	04-20-26		6,475,000	6,374,366
American Airlines, Inc. (A)	5.750	04-20-29		7,395,000	7,084,701
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		4,402,697	3,832,753
Delta Air Lines, Inc.	2.900	10-28-24		4,575,000	4,429,964
Delta Air Lines, Inc. (A)	4.750	10-20-28		27,748,000	26,643,486
Delta Air Lines, Inc.	7.375	01-15-26		1,655,000	1,694,869
Singapore Airlines, Ltd.	3.375	01-19-29		4,250,000	3,895,720
Trading companies and distributors 0.8%
United Rentals North America, Inc.	3.875	02-15-31		9,425,000	8,209,458
United Rentals North America, Inc.	4.000	07-15-30		6,515,000	5,805,242
United Rentals North America, Inc.	4.875	01-15-28		4,190,000	4,029,898
United Rentals North America, Inc. (A)	6.000	12-15-29		6,060,000	6,051,468
Information technology 0.4%					12,710,639
IT services 0.1%
Gartner, Inc. (A)	3.750	10-01-30		5,220,000	4,557,640
Technology hardware, storage and peripherals 0.3%
CDW LLC	4.250	04-01-28		1,655,000	1,557,686
Dell International LLC	8.350	07-15-46		5,348,000	6,595,313
Materials 3.9%					125,220,247
Chemicals 0.3%
Braskem Netherlands Finance BV (A)	4.500	01-31-30		3,409,000	2,804,891
Braskem Netherlands Finance BV (A)(C)	5.875	01-31-50		6,055,000	4,470,431
FS Luxembourg Sarl (A)	10.000	12-15-25		3,410,000	3,483,240
Construction materials 0.3%
Cemex SAB de CV (A)	3.875	07-11-31		12,495,000	10,586,559
Containers and packaging 1.4%
Ardagh Metal Packaging Finance USA LLC (A)(C)	3.250	09-01-28		8,925,000	7,676,219
Ball Corp.	2.875	08-15-30		19,060,000	15,790,095
Ball Corp.	6.875	03-15-28		10,185,000	10,403,478
Berry Global, Inc. (A)	5.625	07-15-27		5,135,000	5,020,033
Sealed Air Corp. (A)	5.000	04-15-29		4,410,000	4,111,172
Metals and mining 1.9%
Cleveland-Cliffs, Inc. (A)(C)	4.875	03-01-31		4,840,000	4,160,382
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
Cleveland-Cliffs, Inc. (A)(C)	6.750	04-15-30		14,007,000	$13,626,419
CSN Islands XI Corp. (A)	6.750	01-28-28		7,655,000	7,249,858
Freeport-McMoRan, Inc.	4.125	03-01-28		1,430,000	1,339,939
Freeport-McMoRan, Inc.	4.625	08-01-30		4,485,000	4,166,858
Freeport-McMoRan, Inc.	5.400	11-14-34		4,545,000	4,310,452
Freeport-McMoRan, Inc.	5.450	03-15-43		17,505,000	15,705,721
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		10,525,000	10,314,500
Real estate 2.4%					76,936,619
Hotel and resort REITs 0.3%
Host Hotels & Resorts LP	3.375	12-15-29		7,065,000	6,064,551
Host Hotels & Resorts LP	3.500	09-15-30		2,575,000	2,195,394
Office REITs 0.0%
Boston Properties LP	2.750	10-01-26		1,266,000	1,146,585
Specialized REITs 2.1%
American Tower Corp.	0.500	01-15-28	EUR	2,845,000	2,689,664
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	3,777,852
American Tower Trust I (A)	5.490	03-15-28		7,025,000	7,032,796
SBA Communications Corp.	3.125	02-01-29		9,770,000	8,508,065
SBA Communications Corp.	3.875	02-15-27		19,380,000	18,243,243
SBA Tower Trust (A)	6.599	01-15-28		8,490,000	8,632,415
VICI Properties LP (A)	4.125	08-15-30		9,220,000	8,034,031
VICI Properties LP (A)	4.625	12-01-29		4,345,000	3,932,212
VICI Properties LP	5.125	05-15-32		7,255,000	6,679,811
Utilities 3.2%					101,466,090
Electric utilities 2.1%
Brazos Securitization LLC (A)	5.014	09-01-31		6,558,012	6,381,198
Brazos Securitization LLC (A)	5.413	09-01-52		7,835,000	7,497,000
EDP Finance BV	0.375	09-16-26	EUR	1,315,000	1,310,932
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		11,555,000	11,173,953
FirstEnergy Corp.	4.150	07-15-27		8,385,000	7,976,791
FirstEnergy Corp.	7.375	11-15-31		13,018,000	15,140,533
Israel Electric Corp., Ltd. (A)	3.750	02-22-32		5,380,000	4,384,700
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		11,015,000	10,574,400
United Electric Securitization LLC (A)	5.109	06-01-31		1,655,000	1,623,536
Independent power and renewable electricity producers 0.9%
DPL, Inc.	4.125	07-01-25		10,060,000	9,707,900
Greenko Dutch BV (A)(C)	3.850	03-29-26		5,619,375	5,113,631
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		5,260,000	5,115,350
Greenko Wind Projects Mauritius, Ltd. (A)	5.500	04-06-25		7,965,000	7,674,788
The AES Corp. (A)	3.950	07-15-30		1,650,000	1,467,180
Multi-utilities 0.2%
E.ON SE	0.375	09-29-27	EUR	3,200,000	3,112,217

Engie SA	0.375	06-21-27	EUR	3,300,000	3,211,981
Convertible bonds 3.0%					$97,081,103
(Cost $102,762,984)
Communication services 0.7%					21,382,838
Media 0.7%
Liberty Broadband Corp. (A)	3.125	03-31-53		16,595,000	16,585,043
Liberty Media Corp. (A)	2.375	09-30-53		4,755,000	4,797,795
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 0.7%				$24,210,578
Hotels, restaurants and leisure 0.5%
Carnival Corp.	5.750	12-01-27	7,920,000	11,155,320
Marriott Vacations Worldwide Corp. (A)	3.250	12-15-27	7,460,000	6,154,500
Specialty retail 0.2%
Burlington Stores, Inc. (A)	1.250	12-15-27	6,590,000	6,899,730
Burlington Stores, Inc.	2.250	04-15-25	1,000	1,028
Industrials 1.0%				33,258,474
Ground transportation 0.2%
Uber Technologies, Inc. (A)	0.875	12-01-28	7,651,000	7,910,932
Passenger airlines 0.8%
Air Canada	4.000	07-01-25	5,160,000	5,587,088
American Airlines Group, Inc.	6.500	07-01-25	10,540,000	11,140,780
Southwest Airlines Company	1.250	05-01-25	8,800,000	8,619,674
Utilities 0.6%				18,229,213
Multi-utilities 0.3%
CenterPoint Energy, Inc. (A)	4.250	08-15-26	10,110,000	10,027,153
Water utilities 0.3%

American Water Capital Corp. (A)	3.625	06-15-26	8,235,000	8,202,060

Municipal bonds 2.4%				$76,597,835
(Cost $79,481,789)
Board of Regents of the University of Texas System	2.439	08-15-49	11,605,000	7,098,378
Broward County Water & Sewer Utility Revenue (Florida)	4.000	10-01-47	490,000	488,026
California Health Facilities Financing Authority	4.000	11-15-41	405,000	398,908
California Infrastructure & Economic Development Bank	4.000	07-01-50	380,000	363,081
City of Alexandria, GO (Virginia) (E)	4.000	12-15-53	545,000	528,650
City of Decatur (Illinois)	4.000	03-01-40	115,000	112,458
City of Los Angeles Wastewater System Revenue (California)	5.000	06-01-48	425,000	445,145
City of Norfolk (Virginia)	1.804	10-01-31	4,035,000	3,198,099
City of San Antonio (Texas)	5.718	02-01-41	2,360,000	2,389,755
Colorado Health Facilities Authority	5.000	08-01-44	270,000	274,636
Commonwealth of Massachusetts	2.900	09-01-49	5,840,000	3,952,596
Connecticut State Health & Educational Facilities Authority	5.000	07-01-42	150,000	151,911
Florida State Board of Governors University of North Florida Dormitory Revenue	5.000	11-01-53	331,000	345,790
Hampton Roads Transportation Accountability Commission (Virginia)	4.000	07-01-40	815,000	827,008
Health & Educational Facilities Authority of the State of Missouri	5.000	06-01-47	95,000	96,631
Isle of Wight County Economic Development Authority (Virginia) (E)	5.250	07-01-48	275,000	292,177
Isle of Wight County Economic Development Authority (Virginia) (E)	4.750	07-01-53	545,000	543,267
Isle of Wight County Economic Development Authority (Virginia) (E)	5.250	07-01-53	350,000	369,072
Louisiana Local Government Environmental Facilities & Community Development Authority	5.198	12-01-39	5,275,000	5,207,769
Main Street Natural Gas, Inc. (Georgia)	5.000	05-15-35	1,120,000	1,185,259
Massachusetts Development Finance Agency	5.000	09-01-49	835,000	870,118
Massachusetts Educational Financing Authority	5.950	07-01-44	7,990,000	7,843,012
Massachusetts School Building Authority	2.950	05-15-43	2,900,000	2,000,446
Massachusetts Water Resources Authority	3.124	08-01-39	7,145,000	5,594,083
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Tennessee)	4.000	05-01-46	185,000	178,184
North Carolina Agricultural & Technical State University (E)	5.000	10-01-52	820,000	873,250
Oklahoma Water Resources Board	4.375	10-01-53	1,210,000	1,209,692
Palm Beach County Health Facilities Authority (Florida)	5.000	11-15-42	550,000	533,604
South Carolina Public Service Authority	5.740	01-01-30	2,420,000	2,455,657
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value

State Board of Administration Finance Corp. (Florida)	2.154	07-01-30	1,648,000	$1,358,357
State of Texas	5.235	10-01-43	8,440,000	8,246,932
State of Wisconsin	4.000	05-01-40	165,000	165,813
Texas Water Development Board	4.000	10-15-47	550,000	527,179
University of Nebraska Facilities Corp.	3.037	10-01-49	3,025,000	2,156,876
University of Virginia	2.256	09-01-50	15,540,000	8,994,752
University of Washington	2.618	04-01-42	7,375,000	5,048,679

Washington Suburban Sanitary Commission (Maryland)	4.000	06-01-39	270,000	272,585
Term loans (F) 0.8%				$24,193,552
(Cost $24,479,531)
Industrials 0.8%				24,193,552
Passenger airlines 0.8%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.427	04-20-28	5,697,000	5,775,334
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%)	10.798	06-21-27	6,626,250	6,822,520

United Airlines, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	9.207	04-21-28	11,608,933	11,595,698
Collateralized mortgage obligations 5.8%				$186,379,361
(Cost $186,640,144)
Commercial and residential 3.4%				108,104,072
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(G)	3.805	01-25-49	2,965,671	2,718,657
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (A)(B)	7.642	05-15-39	3,145,000	3,093,690
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%) (A)(B)	6.357	10-15-36	8,484,476	8,462,932
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(B)	6.358	12-15-38	4,955,000	4,818,194
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(B)	6.137	09-15-36	5,650,000	5,479,755
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	5,980,000	5,867,251
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (A)(B)	7.488	08-15-39	8,080,000	8,087,590
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (A)(B)	7.987	08-15-41	4,845,000	4,849,550
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.117%) (A)(B)	6.440	12-15-37	3,840,900	3,819,203
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(G)	6.015	10-12-40	4,380,000	4,342,607
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(G)	4.550	04-25-67	3,451,006	3,275,506
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month CME Term SOFR + 1.027%) (A)(B)	6.350	05-15-36	6,808,062	6,792,713
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	738,234	706,875
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	3,739,800	3,638,396
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	3,134,604	32,632
Series 2007-4, Class ES IO	0.350	07-19-47	3,204,407	42,029
Series 2007-6, Class ES IO (A)	0.343	08-19-37	3,305,152	40,979
InTown Mortgage Trust
Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) (A)(B)	8.609	08-15-39	6,535,000	6,530,894
Life Mortgage Trust
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(B)	6.618	05-15-39	9,079,000	$8,890,991
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(B)	7.117	05-15-39	11,605,000	11,241,114
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (G)	5.296	11-25-34	741,362	733,156
SCOTT Trust
Series 2023-SFS, Class AS (A)	6.204	03-15-40	2,925,000	2,824,171
Verus Securitization Trust
Series 2022-4, Class A2 (A)(G)	4.740	04-25-67	4,622,346	4,308,891
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	2,754,188	2,704,149
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	4,920,109	4,802,147
U.S. Government Agency 2.4%				78,275,289
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(B)	7.328	04-25-42	3,786,138	3,826,018
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(B)	7.528	05-25-42	6,036,958	6,112,227
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(B)	8.678	05-25-42	6,570,000	6,810,199
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%) (A)(B)	7.478	09-25-42	6,303,933	6,358,904
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(B)	7.828	03-25-52	4,845,557	4,911,986
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(B)	8.828	03-25-42	3,825,000	3,957,689
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%) (A)(B)	8.878	08-25-42	5,665,000	5,844,886
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(B)	12.193	02-25-40	3,381,000	3,465,549
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%) (A)(B)	11.528	11-25-41	2,610,000	2,670,821
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(B)	6.328	12-25-41	1,534,951	1,527,518
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(B)	7.428	03-25-42	865,121	873,352
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(B)	7.328	03-25-42	1,731,834	1,744,790
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%) (A)(B)	8.328	04-25-42	10,766,000	10,924,950
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(B)	8.078	05-25-42	3,240,874	3,320,207
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(B)	7.829	09-25-42	5,462,747	5,541,266
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(B)	7.729	12-25-42	3,131,560	3,184,342
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (A)(B)	9.228	04-25-43	2,960,000	3,100,984

Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%) (A)(B)	8.028	07-25-43	4,055,000	4,099,601
Asset backed securities 1.7%				$52,919,609
(Cost $54,585,355)
Asset backed securities 1.7%				52,919,609
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	5,065,000	4,668,763
DB Master Finance LLC
Series 2019-1A, Class A2II (A)	4.021	05-20-49	4,552,913	4,314,599
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,645,100	5,457,615
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	2,589,834	2,369,394
Home Partners of America Trust
Series 2019-1, Class B (A)	3.157	09-17-39	3,965,950	3,573,665
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	1,214,606	1,191,840
OCCU Auto Receivables Trust
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2022-1A, Class A3 (A)	5.500	10-15-27	6,050,000	$6,026,593
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	12,023,438	11,693,935
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	6,595,000	6,490,822
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	7,190,000	7,132,383

	Shares	Value
Preferred securities 0.8%		$25,394,197
(Cost $34,590,001)
Utilities 0.8%		25,394,197
Electric utilities 0.5%
NextEra Energy, Inc., 6.926% (C)	432,455	16,018,133
Independent power and renewable electricity producers 0.3%
The AES Corp., 6.875%	137,600	9,376,064

	Contracts/ Notional amount	Value
Purchased options 0.0%		$1,051
(Cost $31,604)
Puts 0.0%		1,051
Over the Counter Option on EUR vs. USD (Expiration Date: 12-20-23; Strike Price: EUR 1.05; Counterparty: JPMorgan Chase Bank, N.A.) (H)(I)	5,925,000	1,051

	Yield (%)	Shares	Value
Short-term investments 2.1%			$67,996,819
(Cost $67,991,075)
Short-term funds 2.1%			67,996,819
John Hancock Collateral Trust (J)	5.4088(K)	6,799,614	67,996,819

Total investments (Cost $3,472,419,766) 99.7%	$3,190,497,629
Other assets and liabilities, net 0.3%	8,451,507
Total net assets 100.0%	$3,198,949,136

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

SGD	Singapore Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,002,396,155 or 31.3% of the fund’s net assets as of 11-30-23.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $32,763,743.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $33,424,541.
(K)	The rate shown is the annualized seven-day yield as of 11-30-23.
The fund had the following country composition as a percentage of net assets on 11-30-23:
United States	60.2%
Canada	7.2%
Indonesia	4.3%
Supranational	3.0%
New Zealand	2.0%
Mexico	2.0%
Australia	1.9%
United Kingdom	1.8%
South Korea	1.8%
Norway	1.7%
Other countries	14.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	28	Long	Dec 2023	$3,995,698	$4,031,937	$36,239
10-Year U.S. Treasury Note Futures	903	Short	Mar 2024	(98,228,148)	(99,146,406)	(918,258)
2-Year U.S. Treasury Note Futures	74	Short	Mar 2024	(15,092,379)	(15,130,109)	(37,730)
Euro-BTP Italian Government Bond Futures	33	Short	Dec 2023	(4,076,226)	(4,129,782)	(53,556)
U.S. Treasury Long Bond Futures	434	Short	Mar 2024	(49,859,610)	(50,533,875)	(674,265)
						$(1,647,570)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	58,674,033	NZD	62,822,358	ANZ	1/17/2024	$130,540	—
AUD	23,114,013	NZD	24,742,765	HUS	1/17/2024	54,774	—
AUD	27,614,000	NZD	29,546,980	SCB	1/17/2024	73,362	—
AUD	17,424,827	USD	11,220,933	BARC	1/17/2024	308,759	—
AUD	41,819,585	USD	26,846,230	MSCS	1/17/2024	825,032	—
AUD	740,000	USD	482,448	RBC	1/17/2024	7,196	—
AUD	1,585,000	USD	1,021,529	TD	1/17/2024	27,237	—
BRL	750,503	USD	148,821	CITI	1/17/2024	2,899	—
CAD	5,490,735	EUR	3,685,000	SSB	1/17/2024	30,305	—
CAD	4,588,709	GBP	2,772,500	GSI	1/17/2024	—	$(117,292)
CAD	14,406,247	USD	10,407,634	BARC	1/17/2024	217,018	—
CAD	812,343	USD	588,703	BMO	1/17/2024	10,403	—
CAD	47,221,532	USD	34,570,123	CITI	1/17/2024	255,904	—
CAD	14,402,745	USD	10,407,634	HUS	1/17/2024	214,435	—
CAD	75,566,732	USD	55,016,032	JPM	1/17/2024	714,668	—
CAD	59,866,566	USD	43,800,406	MSCS	1/17/2024	351,372	—
CAD	19,027,792	USD	13,902,700	RBC	1/17/2024	130,355	—
CAD	119,043,053	USD	87,067,676	SSB	1/17/2024	726,946	—
CAD	35,259,151	USD	25,552,329	UBS	1/17/2024	451,404	—
EUR	3,680,000	JPY	592,701,646	BARC	1/17/2024	—	(12,696)
EUR	61,014,467	NOK	714,442,678	BARC	1/17/2024	430,257	—
EUR	12,664,984	NOK	149,677,310	CITI	1/17/2024	—	(38,212)
EUR	27,233,355	NOK	316,717,275	GSI	1/17/2024	392,759	—
EUR	44,363,398	NOK	514,762,574	JPM	1/17/2024	748,356	—
EUR	8,658,498	NOK	99,807,102	MSCS	1/17/2024	207,155	—
EUR	11,706,063	NOK	132,005,763	RBC	1/17/2024	551,295	—
EUR	16,664,354	NOK	198,118,377	UBS	1/17/2024	—	(159,081)
EUR	48,394,212	USD	52,891,556	BARC	1/17/2024	—	(109,307)
EUR	45,203,892	USD	49,084,081	CIBC	1/17/2024	218,573	—
EUR	10,701,130	USD	11,554,247	CITI	1/17/2024	117,184	—
EUR	27,788,750	USD	29,658,850	GSI	1/17/2024	649,583	—
EUR	872,487	USD	936,106	HUS	1/17/2024	15,491	—
EUR	99,282,059	USD	105,798,610	JPM	1/17/2024	2,485,634	—
EUR	2,025,962	USD	2,152,162	MSCS	1/17/2024	57,500	—
EUR	27,790,000	USD	29,563,155	SCB	1/17/2024	746,641	—
EUR	27,790,000	USD	29,557,027	SSB	1/17/2024	752,769	—
EUR	39,927,178	USD	42,187,575	UBS	1/17/2024	1,359,910	—
GBP	2,772,500	CAD	4,550,088	SSB	1/17/2024	145,774	—
GBP	760,057	USD	924,090	TD	1/17/2024	35,811	—
JPY	295,974,438	CAD	2,747,500	GSI	1/17/2024	—	(15,661)
JPY	297,477,677	CAD	2,747,500	JPM	1/17/2024	—	(5,449)
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	2,978,645,793	CAD	27,952,500	RBC	1/17/2024	—	$(380,366)
JPY	757,218,382	USD	5,116,271	GSI	1/17/2024	$27,704	—
JPY	4,825,269,323	USD	33,366,718	MSCS	1/17/2024	—	(587,450)
JPY	2,118,134,585	USD	14,277,324	SCB	1/17/2024	111,697	—
JPY	2,079,220,889	USD	13,931,875	SSB	1/17/2024	192,796	—
JPY	768,157,580	USD	5,222,968	UBS	1/17/2024	—	(4,680)
MXN	369,107,372	USD	20,964,616	BARC	1/17/2024	137,209	—
MXN	249,669,538	USD	13,903,125	GSI	1/17/2024	370,453	—
MXN	97,667,319	USD	5,394,064	HUS	1/17/2024	189,565	—
MXN	19,041,631	USD	1,077,351	MSCS	1/17/2024	11,257	—
MXN	197,263,637	USD	11,045,961	SSB	1/17/2024	231,577	—
MXN	199,720,278	USD	10,969,422	UBS	1/17/2024	448,562	—
NOK	679,613,611	EUR	58,112,692	BARC	1/17/2024	—	(488,552)
NOK	160,802,065	EUR	13,700,000	CITI	1/17/2024	—	(61,135)
NOK	153,935,805	EUR	12,967,110	GSI	1/17/2024	102,784	—
NOK	492,679,520	EUR	42,012,072	HUS	1/17/2024	—	(227,457)
NOK	98,421,767	EUR	8,481,699	JPM	1/17/2024	—	(142,528)
NOK	196,085,135	EUR	16,963,399	MSCS	1/17/2024	—	(355,242)
NOK	99,944,868	EUR	8,332,128	UBS	1/17/2024	161,558	—
NOK	7,765,000	USD	695,234	MSCS	1/17/2024	23,361	—
NZD	49,188,313	AUD	45,394,010	ANZ	1/17/2024	259,248	—
NZD	38,525,317	AUD	35,560,020	CITI	1/17/2024	198,759	—
NZD	11,553,717	AUD	10,668,006	MSCS	1/17/2024	57,240	—
NZD	19,264,819	AUD	17,780,010	RBC	1/17/2024	100,711	—
NZD	2,355,840	USD	1,387,339	ANZ	1/17/2024	63,650	—
NZD	26,084,170	USD	15,496,908	CITI	1/17/2024	568,629	—
NZD	17,389,447	USD	10,257,426	GSI	1/17/2024	452,932	—
NZD	18,944,976	USD	11,204,663	MSCS	1/17/2024	463,763	—
SGD	2,528,000	USD	1,856,821	BNY	1/17/2024	36,898	—
SGD	87,154,909	USD	64,320,606	CIBC	1/17/2024	966,958	—
SGD	49,181,732	USD	36,558,012	CITI	1/17/2024	283,923	—
SGD	24,324,310	USD	18,219,638	GSI	1/17/2024	1,653	—
SGD	24,815,615	USD	18,338,374	HUS	1/17/2024	250,953	—
SGD	87,263,081	USD	64,564,563	MSCS	1/17/2024	804,031	—
SGD	1,600,000	USD	1,170,977	SCB	1/17/2024	27,579	—
SGD	74,546,791	USD	55,175,565	SSB	1/17/2024	667,283	—
USD	87,191,948	AUD	134,589,612	ANZ	1/17/2024	—	(1,863,563)
USD	5,371,811	AUD	8,436,781	HUS	1/17/2024	—	(210,655)
USD	21,974,813	AUD	33,155,116	MSCS	1/17/2024	36,673	—
USD	2,967,703	AUD	4,667,198	RBC	1/17/2024	—	(120,497)
USD	2,380,217	AUD	3,623,445	SCB	1/17/2024	—	(17,351)
USD	7,320,773	BRL	36,763,457	CITI	1/17/2024	—	(111,211)
USD	49,734,194	CAD	67,824,327	CIBC	1/17/2024	—	(286,458)
USD	72,326,786	CAD	98,574,306	CITI	1/17/2024	—	(372,069)
USD	17,359,271	CAD	23,599,443	GSI	1/17/2024	—	(45,392)
USD	31,870,988	CAD	42,811,893	HUS	1/17/2024	297,084	—
USD	5,168,745	CAD	6,928,782	JPM	1/17/2024	58,747	—
USD	34,688,157	CAD	47,265,128	MSCS	1/17/2024	—	(170,020)
USD	105,750,844	CAD	143,442,227	RBC	1/17/2024	—	(38,242)
USD	24,947,642	CAD	33,999,575	SSB	1/17/2024	—	(127,150)
USD	12,589,923	CAD	16,946,232	UBS	1/17/2024	92,024	—
USD	2,726,000	CNY	19,375,510	SSB	1/17/2024	—	(6,830)
USD	14,798,564	EUR	13,895,000	ANZ	1/17/2024	—	(356,334)
USD	41,381,420	EUR	38,047,357	BARC	1/17/2024	—	(115,796)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	121,820,748	EUR	112,750,949	CITI	1/17/2024	—	$(1,153,640)
USD	142,946,466	EUR	132,551,027	GSI	1/17/2024	—	(1,623,328)
USD	11,059,390	EUR	10,048,108	HUS	1/17/2024	$100,192	—
USD	82,630,833	EUR	77,610,568	MSCS	1/17/2024	—	(2,016,900)
USD	166,349	EUR	155,000	SCB	1/17/2024	—	(2,705)
USD	112,742,390	EUR	105,225,222	SSB	1/17/2024	—	(2,023,893)
USD	34,443,962	GBP	27,576,397	HUS	1/17/2024	—	(383,154)
USD	13,950,000	JPY	2,053,808,280	ANZ	1/17/2024	—	(2,036)
USD	13,950,000	JPY	2,069,450,415	BARC	1/17/2024	—	(108,297)
USD	5,213,227	JPY	759,195,836	BMO	1/17/2024	55,819	—
USD	27,900,000	JPY	4,129,167,078	CITI	1/17/2024	—	(150,471)
USD	15,542,725	JPY	2,277,777,649	GSI	1/17/2024	69,208	—
USD	20,367,000	JPY	2,989,098,192	HUS	1/17/2024	61,304	—
USD	5,213,227	JPY	763,268,148	MSCS	1/17/2024	28,154	—
USD	13,903,125	MXN	246,291,079	BARC	1/17/2024	—	(177,307)
USD	13,893,170	MXN	246,261,557	GSI	1/17/2024	—	(185,575)
USD	37,406,681	MXN	659,353,798	JPM	1/17/2024	—	(288,498)
USD	13,903,125	MXN	242,609,531	MSCS	1/17/2024	33,167	—
USD	12,547,195	MXN	219,758,564	SSB	1/17/2024	—	(16,377)
USD	27,856,624	NOK	296,654,997	RBC	1/17/2024	403,326	—
USD	3,139,135	NZD	5,323,644	ANZ	1/17/2024	—	(139,758)
USD	90,514,595	NZD	152,360,995	CITI	1/17/2024	—	(3,326,275)
USD	10,669,743	NZD	17,219,428	MSCS	1/17/2024	64,101	—
USD	17,980,200	SGD	24,174,738	BARC	1/17/2024	—	(129,047)
USD	165,331,398	SGD	223,056,175	CIBC	1/17/2024	—	(1,759,524)
USD	8,922,975	SGD	11,857,474	CITI	1/17/2024	40,566	—
USD	27,752,276	SGD	37,373,989	HUS	1/17/2024	—	(244,503)
USD	37,213,863	SGD	50,561,506	MSCS	1/17/2024	—	(661,657)
USD	156,113,561	SGD	211,025,591	SSB	1/17/2024	—	(1,965,278)
USD	18,809,320	SGD	25,573,961	UBS	1/17/2024	—	(348,081)
						$22,000,399	$(23,252,980)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Puts
Euro vs. U.S. Dollar	JPM	EUR	1.02	Dec 2023	5,925,000	$9,000	$(6)
						$9,000	$(6)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$445,985,055	—	$445,985,055	—
Foreign government obligations	762,798,261	—	762,798,261	—
Corporate bonds	1,451,150,786	—	1,451,150,786	—
Convertible bonds	97,081,103	—	97,081,103	—
Municipal bonds	76,597,835	—	76,597,835	—
Term loans	24,193,552	—	24,193,552	—
Collateralized mortgage obligations	186,379,361	—	186,379,361	—
Asset backed securities	52,919,609	—	52,919,609	—
Preferred securities	25,394,197	$25,394,197	—	—
Purchased options	1,051	—	1,051	—
Short-term investments	67,996,819	67,996,819	—	—
Total investments in securities	$3,190,497,629	$93,391,016	$3,097,106,613	—
Derivatives:
Assets
Futures	$36,239	$36,239	—	—
Forward foreign currency contracts	22,000,399	—	$22,000,399	—
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	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Liabilities
Futures	$(1,683,809)	$(1,683,809)	—	—
Forward foreign currency contracts	(23,252,980)	—	$(23,252,980)	—
Written options	(6)	—	(6)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,799,614	$51,027,776	$230,449,362	$(213,495,018)	$4,804	$9,895	$488,191	—	$67,996,819
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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